CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS - Additional Information (Details) - USD ($)	1 Months Ended
	Apr. 30, 2019	Jun. 30, 2021
Pledged and restricted assets
Pledged and restricted assets		$ 26,394,022
Compass Latam & Odisea
Pledged and restricted assets
Amount of negotiable instruments issued	$ 16,000,000
Percentage of shares pledged	10.00%
Pledged and restricted assets		16,016,733
Allaria Ledesma & Cia.
Pledged and restricted assets
Pledged and restricted assets		9,395,976
Cohen S.A.
Pledged and restricted assets
Pledged and restricted assets		789,458
Other financial assets
Pledged and restricted assets
Pledged and restricted assets		13,032
Rizobacter | Allaria Ledesma & Cia.
Pledged and restricted assets
Pledged and restricted assets		6,700,000
Rizobacter | Cohen S.A.
Pledged and restricted assets
Pledged and restricted assets		$ 800,000
RASA Holding, LLC | Rizobacter
Pledged and restricted assets
Percentage of shares pledged		41.30%